Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Deferred Tax Assets	The Company’s net deferred tax assets are as follows:
	December 31,	December 31,
	2023	2022
Deferred tax assets
Net operating loss carryforward	$—	$—
Startup/Organization Expenses	$686,905	$388,575
Total deferred tax assets	686,905	388,575
Valuation allowance	(686,905)	(388,575)
Deferred tax assets, net of allowance	$—	$—

Schedule of Income Tax Provision	The income tax provision for the year ended December 31, 2023 and 2022 consists of the following:
	December 31,	December 31,
	2023	2022
Federal
Current	$1,177,463	$823,991
Deferred	(298,330)	(388,575)
State
Current	—	—
Deferred	—	—
Change in valuation allowance	298,330	388,575
Income tax provision	$1,177,463	$823,991

Schedule of Reconciliation of the Federal Income Tax Rate	A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:
	December 31,	December 31,
	2023	2022
Statutory federal income tax rate	21.00%	21.00%
Meals & entertainment	0.00%	4.45%
Business combination expenses	0.24%	0.00%
Fines and penalties	0.75%	0.00%
Change in valuation allowance	7.46%	22.71%
Income tax provision	29.45%	48.16%